Long-Term Investments - Additional Information (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥) JointVenture	Dec. 31, 2020 USD ($) JointVenture	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Jan. 01, 2020 CNY (¥)
Summary Of Investment Holdings [Line Items]
Carrying value of equity investments		¥ 264,200,000		¥ 344,400,000
Unrealized gains (upward adjustments)		87,800,000		70,000,000.0		¥ 18,800,000
Impairment charges | $			$ 0		$ 0		$ 0
Impairment related to investments without readily determinable fair value recognized		69,200,000				15,200,000
Other downward adjustment related to investments without readily determinable fair value		0				0
Equity method investments		101,900,000		7,800,000
Loss from equity method investments		(9,000,000.0)	$ (1,384,000)	(5,180,000)		0
Carrying amount of held-to-maturity debt investments	¥ 120,000,000.0
Maturity term	2026-07
Loan receivable recorded at amortized cost		155,800,000		159,400,000
Allowance for credit losses of debt instrument								¥ 3,600,000
Interest income		0		1,500,000		¥ 1,500,000
Indonesia
Summary Of Investment Holdings [Line Items]
Cash consideration		15,000,000.0		¥ 13,000,000.0
PRC
Summary Of Investment Holdings [Line Items]
Cash consideration		¥ 88,000,000.0
Number of investments in joint venture | JointVenture		3	3